BORROWINGS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 1,629,000,000	$ 1,325,000,000
Current borrowings and current portion of non-current borrowings	1,962,000,000	1,352,000,000
Non-current portion of non-current borrowings	41,231,000,000	41,072,000,000
Parent company
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	$ 0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	2,450,000,000
Brookfield credit agreements
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	1,000,000,000
Brookfield credit agreements | At April 27, 2025
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 500,000,000
Secured Overnight Financing Rate (SOFR) | Revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.25%
Base rate or prime rate | Revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.50%
Base rate or prime rate | Brookfield credit agreements | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.45%
LIBOR or bankers' acceptance rate | Brookfield credit agreements | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.45%
Extension term	1 year